15. CONTINGENT LIABILITIES AND ASSETS	12 Months Ended
Dec. 31, 2020
Contingent Liabilities And Assets
CONTINGENT LIABILITIES AND ASSETS

NOTE 15: CONTINGENT LIABILITIES AND ASSETS

We hereinafter detail the nature of significant proceedings as of December 31, 2019, not considered as probable by the Company based on the opinion of the Company’s internal and external counselors.

15.1 Labor Claim – Compensatory Plan

The Company faces several legal proceedings associated with the Defined Benefit Plan “Compensatory Plan” (see Note 11.8). We hereinafter describe the nature of currently-pending labor claims:

-       Claims by former employees not covered by the plan, seeking their inclusion. In one of the causes, the Company obtained a favorable judgment, which has been appealed by the plaintiff.

-	Claims by former employees seeking a compensation under the plan on account of terminations due to changes in shareholding control.
-	Claims on considering that the index (IPC) used to update the plan benefits are ineffective to keep their “constant value”. In one of the causes, the Company obtained a favorable judgment, which has been appealed by the plaintiff.
-	Claims on an alleged underfunding of the plan upon the elimination of the Company’s contributions based on earnings.

15.2 Tax claim

-	Tax on Liquid Fuels and Natural Gas:

The AFIP filed a claim in the amount of $ 54 million against the Company for an alleged omission in the payment of Taxes on Liquid Fuels and Natural Gas during fiscal periods January 2006 through August 2011, plus compensatory interest and a penalty of $ 38 million for such omission. The tax entity supports its claim on the allegation that the tax benefit granted to sales to areas declared exempt by the tax law has been misappropriated. The proceeding is currently being heard before the Federal Tax Court, and the evidentiary period has been completed.

15.3 Environmental claims

-	The Association of Land Owners of Patagonia (ASSUPA) has brought a complaint for an indefinite amount against the Company and other companies seeking the restoration of the environment to the state prior to the exploration, exploitation, production, storage and transportation of hydrocarbon works conducted by the plaintiffs and the prevention of alleged future environmental impacts on certain areas in the Austral Basin. The National Government and the Provinces of Santa Cruz and Tierra del Fuego have been summoned as third parties. The proceeding is at the complaint answer stage.

-	ASSUPA has instituted a complaint before the CSJN against 10 companies, including the Company. The National Government and the Provinces of Buenos Aires, La Pampa, Mendoza, Neuquén and Río Negro have been summoned as third parties. The main claim seeks that the plaintiffs should be ordered to redress the alleged environmental damage caused by the hydrocarbon activity developed in the Neuquina Basin and to set up the environmental restoration fund provided for by section 22 of the General Environmental Law. Subsidiarily, and in case restoration is not possible, it seeks the redress of the allegedly sustained collective damages for an amount estimated at US$ 547 million based on a United Nations Development Program report. The proceeding is in the complaint answer stage.

-	Beatriz Mendoza and other 16 plaintiffs brought a complaint before the CSJN against the National Government, the Province of Buenos Aires, the Government of the Autonomous City of Buenos Aires and 44 companies, including the Company, conducting industrial activities along the Matanza-Riachuelo River Basin. The plaintiffs seek compensation for alleged damages sustained as a result of an alleged environmental impact, its cessation, the environmental recomposition and redress, for an estimated amount of US$ 500 million for the financing of the Matanza-Riachuelo River Basin Environmental Management Plan aiming at the restoration of the basin. The proceeding is in the third-party summoning stage.

-	Inertis S.A. Has filed a complaint against the Company for alleged damage to the environment in a lot owned by this company as a result of the activities conducted by the Dock Sud Plant seeking the redress of alleged damages for a nominal amount estimated at $ 1 million and US$ 1 million, or the difference between the value of the allegedly affected lot and its valuation. The proceeding is in the evidentiary stage.

-	Fundación SurfRider Argentina has requested the performance of preliminary proceedings on account of alleged indications of environmental damage in the City of Mar del Plata. The plaintiff seeks the recomposition of the alleged environmental damage having collective impact, or the compensation for the alleged damages caused by all companies owning gas stations in the coastal area of the City of Mar del Plata for an alleged fuel leakage from gas stations’ underground storage tanks into the water, soil and marine system. The Foundation estimates damages in the amount of $ 200 million. The proceeding is pending the resolution of the admissibility of CSJN’s jurisdiction.

-	Some neighbors of the Dock Sud area brought a complaint against 14 oil companies, including the Company, petrochemical companies and waste incineration plants located in the Dock Sud Petrochemical Complex for an alleged damage to the environment and alleged individual damage to their goods, health and morale. The CSJN determined it had jurisdiction over the environmental issue, and maintained the civil and commercial jurisdiction regarding the compensation for the alleged damages.

-	A neighbor of the Province of Salta owning a lot where a joint venture made up of the plaintiffs (the Company and other companies) conducted hydrocarbon activities seeks environmental protection and restoration for alleged damage caused by hydrocarbon prospecting, exploration and/or exploitation activities or, alternatively, a compensation in case such environmental restoration is not possible. The Province of Salta has been summoned as a third party. The proceeding is in the complaint answer stage and with a negative conflict of jurisdiction.

-	Owners of a lot in the town of Garín, Province of Buenos Aires, seek the performance of preliminary proceedings for alleged indications of damage to the environment in their place of residence which would result from an alleged leakage from the adjacent gas station under the Company’s branding. Preliminary measures are being conducted in this proceeding.

-	Neighbors of the Province of Neuquén brought a proceeding against the Company for alleged environmental damage resulting from the hydrocarbon exploration, exploitation, transportation and well abandonment activities in which that plaintiff has been taking part. Should this not be feasible, they claim a compensation for alleged damages to support the Environmental Restoration Fund. Additionally, they request the redress of alleged moral damages to be allocated to the Environmental Restoration Fund. The presence of all involved parties has been properly verified, and the lawsuit has been referred to the administrative litigation jurisdiction.

-	The Company initiated a legal claim against the Province of La Pampa requesting the annulment and revocation of administrative acts through which said Province through its Undersecretary of Hydrocarbons and Mining and its Undersecretariat of Environment, intends that the Company carries out definitive abandonment of 13 hydrocarbon wells located within the Jagüel de los Machos Area that were inactive by the time the concession belonged to the company -September 2015-, as well as the presentation of a plan for the remediation of certain environmental liabilities. It is worth clarifying that an environmental audit was carried out at the time of the reversal of the hydrocarbon area, and the deviations observed therein are currently corrected. The presence of all involved parties under the lawsuit is currently being verified

-	Plaintiff Martinez Lidia and other three plaintiffs claim financial compensation for alleged damage to their health and property caused by the alleged environmental affectation sustained as a result of living next to Puerto General San Martin petrochemical plant (Rosario-Santa Fe). The proceeding is currently in the evidentiary stage. The evidentiary stage is closed and the setting of the date for the hearing to choose by lot the Public Defender for the heirs of the deceased plaintiff is pending.

-	A neighbor of the Province of Buenos Aires brought a complaint against the Company seeking the removal of three fuel storage tanks and pumps and the remediation and restoration of the soils where such tanks are located on account of an alleged environmental affectation. The proceeding is in the evidentiary stage.

-	Neighbors of the Province of Santa Fe have brought a complaint against the Company for alleged environmental damage. The Company obtained a favorable judgment, which has been appealed by the plaintiff.

15.4 Civil and Commercial Claims

-	The “Consumidores Financieros Asociación Civil Para Su Defensa” claim the nominal amount of US$ 3,650 million as compensation for damages, Pampa, Petrolera Pampa S.A. and certain Pampa directors in office during 2016 being co-plaintiffs together with Petroleo Brasileiro S.A. A complaint has been brought against Petrobras Brasil for the depreciation of the share quotation value as a result of the “lava jato operation” and the so-called “Petrolao”, and the plaintiffs claim Pampa, Petrolera Pampa S.A. and the directors’ joint and several liability alleging the acquisition of indirect control in Petrobras Argentina S.A. may have thwarted the enforcement of a possible judgment favorable to the plaintiff (for up to the amount of the price paid by Pampa for the acquisition of control over Petrobras Argentina S.A.). The plaintiff appealed the Arbitration Court’s decision declaring the dismissal of the main claim upon the failure to pay the arbitration fee. The Chamber of Appeals in Commercial Matters upheld the filed extraordinary appeal. On its part, Petróleo Brasileiro S.A. filed an appearance, requested that the lack of substance of the filed appeal should be declared, and subsidiarily answered it. The Company has still not been served notice of the appeal.

-	The Company was notified of the institution of a collective action in the City of Rio de Janeiro, Brazil, by a lawyer of that nationality, Felipe Machado Caldeira, alleging that Petróleo Brasileiro S.A. has not conducted Petrobras Argentina’s sales process pursuant to a competitive bidding process in accordance with Brazilian laws applicable to mixed public-private firms in Brazil, for a nominal amount of R$ 1,000 million. In this proceeding, no specific accusation against Pampa has been filed. The proceeding is currently suspended in the integration and complaint answer stage. Upon the death of the plaintiff and the Public Prosecution Service’s statement that it is not interested in pursuing the complaint, a legal notice was published so that any citizen may express its interest in pursuing it and judgment was rendered, thus terminating the proceeding, which judgment is final and conclusive and deemed res judicata.

-	Messrs. Candoni, Giannasi, Pinasco and Torriani brought arbitration complaints against the Company before the Buenos Aires Stock Exchange’s Arbitration Court seeking to challenge the price and tender offer for the merger through absorption of Petrobras Argentina S.A. into Pampa Energía S.A. for a nominal amount of $ 148 million. The complaints have been joined. The Court issued a partial award upholding the challenge under the capital markets law used by the plaintiff to dispute the exchange ratio used in the merger and dismissed the Company’s position, which stated that the proper course of action would be to challenge the shareholders’ meeting pursuant to the Business Organizations Law. The Company filed an appeal against this partial award and filed a motion for appeal and nullity which will be resolved by the Chamber of Appeals in Commercial Matters. This Chamber upheld the motion for appeal and nullity filed by the Company, revoking the partial award and sustaining that the proper proceeding for raising objections is to contest the shareholders’ meetings under the Business Organizations Law, and not to challenge the fair price established in the Capital Markets Law for MTOs. This judgment is deemed final and conclusive as the plaintiffs have not filed an extraordinary appeal before the CSJN.

-	Petrobras Operaciones S.A. (“POSA”) has filed an international arbitration claim against the Company before the International Chamber of Commerce (“ICC”) on account of alleged breaches to the Assignment Agreement entered into between Petrobras Argentina S.A. (currently Pampa Energía S.A.) and POSA in 2016 for the transfer of a 33.6% interest in the “Río Neuquén” Concession. The breaches alleged by POSA in its arbitration claim consist of the failure to transfer certain assets associated with the assigned interest, and differences in the calculation of adjustments in the assignment price. The arbitration will be conducted according to the ICC Rules of Arbitration, the applicable law will be that of the Republic of Argentina, and the seat of arbitration will be Buenos Aires, Argentina. The Company timely answered the arbitration claim, and also filed a counterclaim for differences in the calculation of adjustments in the assignment price which were not paid by POSA. The Arbitration Court that will hear the arbitration proceeding has been set up, and the Mission Statement and Procedural Order No. 1 have been executed.

We hereinafter detail the nature of significant legal proceedings brought by the Company as of December 31, 2020 where the related inflows of economic benefits are estimated to be probable by the Company.

15.5 Administrative claims

-	CTLL (currently Pampa) filed an administrative litigation complaint against the Federal Government for contractual breach during the January 2016-July 2016 period. CTLL claims that CAMMESA’s decision regarding the renewal and recognition of costs associated with natural gas supply agreements should be reversed and that, subsidiarily, sustained damages should be redressed. The rendering of judgment was requested. Later on, CTLL filed a new contentious administrative litigation complaint against the Federal Government for contractual breach during the April 2016-October 2018 period. The Federal Government has answered the complaint.

-	Upon the determination of the expiration of the Veta Escondida block concession granted by the Province of Neuquén, the Company filed a declaratory judgment action to achieve certainty under the original jurisdiction of the CSJN pursuant to section 322 of the Federal Code of Civil and Commercial Procedure. Both parties agreed to suspend the proceeding to pursue a private settlement and, therefore, the closing of the evidentiary stage will be requested.

-	The Company brought an administrative litigation action against the Road Authority (DNV) of the Province of Buenos Aires seeking the nullity of DNV Resolution No. 1715/19 dated December 10, 2019, which modified the regulatory framework applicable to aerial and underground power lines in Urban and Rural Road Areas of the Province of Buenos Aires, compliance with which may generate economic losses to the Company. Based on the analysis of this Resolution, the Company withdrew the filed complaint, and keeps the right to individually challenge the administrative actions ordered pursuant to DNV Resolution No. 1715/2019.

15.6 Civil and Commercial Claims

-	The Company has filed an international arbitration claim against Petrobras International Braspetro B.V. on account of fraudulent representations and omissions associated with certain export transactions under the share purchase agreement executed on May 13, 2016, whereby the Company acquired 67.2% of Petrobras Argentina S.A.’s capital stock.The arbitration will be held pursuant to the ICC’s Arbitration Rules, the applicable law will be that of the State of New York and the seat of arbitration will be New York. Petrobras International Braspetro B.V. timely answered the request for arbitration and also filed a counterclaim seeking the payment of a percentage over the difference between the amount estimated for certain contingencies detected in the purchase process and the amount actually paid for them. The Arbitration Court that will hear the arbitration proceeding has been set up, and the Mission Statement and Procedural Order No. 1 have been executed.

-	EcuadorTLC, in its capacity as assignee of the Ecuadorian company Petromanabí S.A., has filed an international arbitration proceeding against the Republic of Ecuador seeking the payment of 12% of the Settlement Value, the latter pursuant to the terms of the Hydrocarbon Exploration and Crude Oil Exploitation Participation Agreement in Block 18 entered into on December 19, 1995 and/or the Hollín Common Field Unified Exploitation Operating Agreement executed on August 7, 2002 —in both cases, as amended—. The arbitration will be conducted according to the Arbitration Rules of the United Nations Commission on International Trade Law, the applicable law will be the Ecuadorian law, and the seat of arbitration will be the City of Santiago de Chile. The procedure for the appointment of the arbitrators who will make up the arbitration court is currently underway.

-	EcuadorTLC is currently making claims to Petroecuador as a result of certain breaches to the transportation agreement entered into on December 31, 2008 whereby the Ecuadorian Government undertook the crude oil transportation commitment through the OCP, to be charged to the oil transportation capacity hired by EcuadorTLC. To such effect, a mediation proceeding was brought before the Center for Mediation of the Attorney General’s Office of the Government of Ecuador sitting in the City of Quito, which ended without agreement. EcuadorTLC retains its claim rights for the aforementioned breaches

-	The Company reached a settlement agreement with Petrominera Chubut Sociedad del Estado on account of the latter’s breach of Inversora Ingentis S.A.’s share purchase agreement and the decision issued by the BCBA’s Arbitration Court in this respect. In accordance with the agreement, as of December 31, 2020 the Company received a payment of US$ 3.5 million and has recognized a US$ 2.8 million profit under “Other operating income” in the Statement of Comprehensive Income.

-	After the commissioning of PEPE II and PEPE III wind farms, certain defects were evidenced in the blades of some wind turbines, which resulted in their withdrawal from service for their subsequent repair and/or replacement. As a result of the failure, the generation capacity of the wind farms has been partially reduced. The Company submitted the corresponding claims to the supplier and the insurance company in order to move forward with the repair of the wind turbines and cover the incurred damages. In this sense, the Company, together with the wind turbines supplier, performed the tasks for the progressive repair of the wind turbines in 2020, with the exception of a wind turbine in PEPE II wind farm, which remains unavailable, and has disclosed a receivable with an offsetting entry in the item “Other operating income” of the Statement of Comprehensive Income in the amount of US$ 6.6 million regarding the claims made to the supplier and the insurance company. As of December 31, 2020, the Company has received payments for US$ 3.2 million on account of compensation for the claimed damages, and as of the issuance hereof, US$ 1.2 million are pending collection.